Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

13. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; and, therefore, the financial statements for the parent company are included herein.

The Company did not pay any dividend to the shareholders for the periods presented. For presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from subsidiary”. Certain information and footnote disclosures are generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

CONDENSED BALANCE SHEETS

	December 31, 2022	December 31, 2023
Assets
Current assets
Cash	—	2,324
Prepayments and other current assets	—	3,123
Total current Assets	—	5,447
Non-current assets
Investment in subsidiary	$556,322	$307,050
Total Non-current assets	556,322	307,050
Total Assets	$556,322	$312,497
Liabilities and Equity
Current liabilities
Due to related parties	—	6,225
Total Current liabilities	—	6,225
Total Liabilities	$—	$6,225
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
*Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 4,332,000 shares issued and outstanding as of December 31, 2022 and 2023	$433	$433
*Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 7,668,000 shares issued and outstanding as of December 31, 2022 and 2023	767	767
Additional paid-in capital	119,586	120,714
Statutory reserves	89,685	89,685
Retained earnings	378,954	137,737
Accumulated other comprehensive loss	(33,103)	(43,064)
Total Shareholders’ equity	$556,322	$306,272
Total Liabilities and Shareholders’ Equity	$556,322	$312,497

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.

CONDENSED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
General and administrative expenses	—	—	(100)
Loss from operations	—	—	(100)
Other loss	—	—	(1,806)
Income (loss) from subsidiaries	$192,462	$83,980	$(239,311)
Net income (loss)	192,462	83,980	(241,217)
Foreign currency translation adjustments	19,743	(83,556)	(9,961)
Comprehensive Income (Loss)	$212,205	$424	$(251,178)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$192,462	$83,980	$(241,217)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	—	—	(3,123)
Equity (loss) income of subsidiary	(192,462)	(83,980)	239,311
Net cash provided by operating activities	—	—	(5,029)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	—	—	1,128
Advances from related parties	—	—	6,225
Net cash provided by financing activities	—	—	7,353
CHANGES IN CASH
Net increase in cash	—	$—	$2,324
Cash at beginning of the year	—	—	—
Cash at end of the year	$—	$—	$2,324